Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	BRINKS CO
Entity Incorporation, State or Country Code	VA
Entity File Number	001-09148
Entity Tax Identification Number	54-1317776
Entity Address, Address Line One	1801 Bayberry Court
Entity Address, Address Line Two	P. O. Box 18100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	804
Local Phone Number	289-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	BCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000078890
Amendment Flag	false